Goodwill and Intangible Assets - Schedule of Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	$ 126	$ 129	$ 176
Cost of revenue
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	58	61	91
Research and development expenses
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	66	63	70
Selling, general and administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	$ 2	$ 5	$ 15